Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 7,366	$ 7,255
Provision for credit losses	2,933	1,067
Write-offs, net of recoveries	(2,211)	(1,327)
Foreign exchange disposals and other adjustments	101	371
Allowance account for credit losses of financial assets, Balance at end of period	8,189	7,366
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,432	6,390
Allowance account for credit losses of financial assets, Balance at end of period	7,136	6,432
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,363	7,246
Provision for credit losses	2,933	1,073
Write-offs, net of recoveries	(2,211)	(1,327)
Foreign exchange disposals and other adjustments	100	371
Allowance account for credit losses of financial assets, Balance at end of period	8,185	7,363
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	9
Provision for credit losses		(6)
Foreign exchange disposals and other adjustments	1
Allowance account for credit losses of financial assets, Balance at end of period	4	3
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	2
Provision for credit losses		(1)
Foreign exchange disposals and other adjustments	1
Allowance account for credit losses of financial assets, Balance at end of period	2	1
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	7
Provision for credit losses		(5)
Allowance account for credit losses of financial assets, Balance at end of period	2	2
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,432	6,390
Allowance account for credit losses of financial assets, Balance at end of period	7,136	6,432
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	931	856
Allowance account for credit losses of financial assets, Balance at end of period	1,049	931
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	323	261
Provision for credit losses	85	56
Write-offs, net of recoveries	(7)	(2)
Foreign exchange disposals and other adjustments	2	8
Allowance account for credit losses of financial assets, Balance at end of period	403	323
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,704	1,649
Provision for credit losses	988	549
Write-offs, net of recoveries	(806)	(553)
Foreign exchange disposals and other adjustments	9	59
Allowance account for credit losses of financial assets, Balance at end of period	1,895	1,704
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,352	2,314
Provision for credit losses	1,327	582
Write-offs, net of recoveries	(1,137)	(684)
Foreign exchange disposals and other adjustments	35	140
Allowance account for credit losses of financial assets, Balance at end of period	2,577	2,352
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,984	3,022
Provision for credit losses	533	(114)
Write-offs, net of recoveries	(261)	(88)
Foreign exchange disposals and other adjustments	54	164
Allowance account for credit losses of financial assets, Balance at end of period	$ 3,310	$ 2,984